COMMITMENTS AND CONTINGENCIES, Underwriting Agreement (Details) - USD ($)		12 Months Ended
	Feb. 17, 2021	Dec. 31, 2021
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments		45 days
Additional Units that can be purchased to cover over-allotments (in shares)	2,625,000
Underwriter deferred fee discount (in dollars per share)	$ 0.35
Deferred underwriting commissions	$ 7,000,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	2,500,000
Options to purchase of forfeited shares (in shares)	125,000